091-08271

For Internal Use Only
Sec File No. 9

RECEIVED
2010 APR -5 PM 1:08
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10046897

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   NASDAQ OMX PHLX, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearinghouse
3. Class of New Derivative Securities Product:
   Option
4. Name of Underlying Instrument:
   NASDAQ Internet Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   QNET, QTW
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NASDAQ
8. Settlement Methodology of New Derivative Securities Product:
   A.M.
9. Position Limits of New Derivative Securities Product (if applicable):
   94,500

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
March 24, 2010

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR - 5 2010

NASDAQ OMX

RECEIVED
2010 APR -5 PM 1:08
SEC / TM

March 24, 2010

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20003

Re: Form 19b-4(e) – Index Options

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached original and nine copies of Form 19b-4(e) relating to the trading of the following Index Options:

Nasdaq Internet Index QNET

If you have any question regarding this filing, please do not hesitate to call me at (215) 496-5164.

Sincerely,

Fran Gelman

Fran Gelman
Paralegal

Enclosures

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR - 5 2010